SUPPLEMENT DATED MAY 1, 2003 TO THE
                          FIRST INVESTORS EQUITY FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION PART I
                             Dated December 31, 2002
                                 relating to the
                      FIRST INVESTORS SERIES FUND II, INC.
                               All-Cap Growth Fund
                               Focused Equity Fund
                              Growth & Income Fund
                            Mid-Cap Opportunity Fund
                   Value Fund (formerly Utilities Income Fund)
                           FIRST INVESTORS SERIES FUND
                                 Blue Chip Fund
                             Special Situations Fund
                                Total Return Fund
                        FIRST INVESTORS GLOBAL FUND, INC.



1. On page I-3 under the Heading "MANAGEMENT OF THE FUNDS" for "DISINTERESTED DIRECTORS/TRUSTEES" concerning James M. Srygley under the column "Name, Date of Birth and Address*", Mr. Srygley's date of birth is corrected to read 10/17/1932.

2. The references to the First Investors Utilities Income Fund on pages I-6 and I-7 are replaced with First Investors Value Fund and the reference to Utilities Income Fund on I-17 is replaced with the Value Fund.

3. On Page I-16, the last sentence of footnote 1, under the Heading "PERFORMANCE INFORMATION" is replaced with the following: "From July 1, 1993 to June 14, 2002, the maximum front-end sales charge was 6.25%."

4. Under Appendix "A" for the Value Fund replace the entire Page A-2 with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

VALUE FUND                  |X|Fund uses or               - Fund may use but
                               currently anticipates        does not currently
                               using                        anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   |X|
     CONVERTIBLE DEBT SECURITIES                                 |X|
     HIGH YIELD SECURITIES                                       |X|
     MORTGAGE-BACKED SECURITIES                                  --
     OTHER ASSET-BACKED SECURITIES                               --
     MUNICIPAL SECURITIES                                        --
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       --
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
     INVERSE FLOATERS                                            --
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        |X|
     SHARES OF EXCHANGE TRADED FUNDS                             |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               --
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             --
FUTURES                                                          --
OPTIONS                                                          |X|
REPURCHASE AGREEMENTS                                            --
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

5. Under Appendix "A" for the All-Cap Growth Fund replace the entire Page A-5 with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

ALL-CAP GROWTH FUND         |X|Fund uses or               - Fund may use but
                               currently anticipates        does not currently
                               using                        anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   --
     CONVERTIBLE DEBT SECURITIES                                 --
     HIGH YIELD SECURITIES                                       --
     MORTGAGE-BACKED SECURITIES                                  --
     OTHER ASSET-BACKED SECURITIES                               --
     MUNICIPAL SECURITIES                                        --
     U.S. GOVERNMENT SECURITIES                                  --
     VARIABLE AND FLOATING RATE SECURITIES                       --
     ZERO COUPON AND PAY-IN-KIND BONDS                           --
     INVERSE FLOATERS                                            --
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        |X|
     SHARES OF EXCHANGE TRADED FUNDS                             |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               |X|
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             --
OPTIONS                                                          --
FUTURES                                                          --
REPURCHASE AGREEMENTS                                            |X|
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

6. Under Appendix "A" for the Special Situations Fund replace the entire Page A-7 with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

SPECIAL SITUATIONS FUND     |X|Fund uses or               - Fund may use but
                               currently anticipates        does not currently
                               using                        anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           -
     INVERSE FLOATERS                                            -
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        |X|
     SHARES OF EXCHANGE TRADED FUNDS                             |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           -
STAND-BY COMMITMENTS                                             -
OPTIONS
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

7. Under Appendix "A" for the Focused Equity Fund replace the entire Page A-8 with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

FOCUSED EQUITY FUND         |X|Fund uses or               - Fund may use but
                               currently anticipates        does not currently
                               using                        anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   --
     CONVERTIBLE DEBT SECURITIES                                 --
     HIGH YIELD SECURITIES                                       --
     MORTGAGE-BACKED SECURITIES                                  --
     OTHER ASSET-BACKED SECURITIES                               --
     MUNICIPAL SECURITIES                                        --
     U.S. GOVERNMENT SECURITIES                                  --
     VARIABLE AND FLOATING RATE SECURITIES                       --
     ZERO COUPON AND PAY-IN-KIND BONDS                           --
     INVERSE FLOATERS                                            --
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        |X|
     SHARES OF EXCHANGE TRADED FUNDS                             |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               --
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             --
OPTIONS                                                          |X|
FUTURES                                                          |X|
REPURCHASE AGREEMENTS                                            |X|
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

8. Under Appendix "A" for the Global Fund replace the entire Page A-9 with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GLOBAL FUND                 |X|Fund uses or               - Fund may use but
                               currently anticipates        does not currently
                               using                        anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   --
     CONVERTIBLE DEBT SECURITIES                                 --
     HIGH YIELD SECURITIES                                       --
     MORTGAGE-BACKED SECURITIES                                  --
     OTHER ASSET-BACKED SECURITIES                               --
     MUNICIPAL SECURITIES                                        --
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       --
     ZERO COUPON AND PAY-IN-KIND BONDS                           --
     INVERSE FLOATERS                                            --
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        |X|
     SHARES OF EXCHANGE TRADED FUNDS                             |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               |X|
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             --
OPTIONS                                                          |X|
FUTURES                                                          |X|
REPURCHASE AGREEMENTS                                            |X|
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

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